united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Value
	COMMON STOCK - 81.3%
	ADVERTISING - 0.8%
9,196	Aimia, Inc.	$ 62,837

	AEROSPACE/DEFENSE - 1.7%
353	Boeing Co.	63,621
473	Raytheon Co.	72,913
		136,534
	AGRICULTURE - 3.5%
1,307	Archer-Daniels-Midland Co.	61,390
1,334	Imperial Tobacco Group	62,965
383	Philip Morris International, Inc.	41,881
1,372	Reynolds American, Inc.	84,474
1,646	Universal Corp.	37,496
		288,206
	AUTO MANUFACTURERS - 0.7%
5,785	Nissan Motor Co. Ltd.	57,186

	AUTO PARTS & EQUIPMENT - 1.1%
1,755	Exedy Corp.	50,351
1,004	Magna International, Inc.	43,050
		93,401
	BANKS - 4.1%
110,474	Bank of China Ltd.	55,931
9,345	Bendigo & Adelaide Bank Ltd.	87,800
3,998	HSBC Holdings PLC	32,164
20,133	Kiatnakin Bank PCL ADR	37,924
1,253	Popular, Inc.	55,207
680	Societe Generale SA	30,283
25,630	Thanachart Capital PCL	35,612
		334,921
	BEVERAGES - 0.9%
4,558	Coca-Cola Amatil Ltd.	35,920
832	Coca-Cola Co.	34,911
		70,831
	BIOTECHNOLOGY - 0.7%
318	Amgen, Inc.	56,137

	CHEMICALS - 1.2%
353	BASF SE	32,971
730	LyondellBasell Industries NV	66,605
		99,576
	COMMERCIAL SERVICES - 2.8%
756	Euronet Worldwide, Inc. *	62,582
712	Macquarie Infrastructure Co.	54,781
523	ManpowerGroup, Inc.	50,752
3,142	Western Union Co.	61,709
		229,824
	COMPUTERS - 1.5%
209	International Business Machines Corp.	37,582
1,577	Leidos Holdings, Inc.	84,054
		121,636
	DISTRIBUTION/WHOLESALE - 1.4%
4,587	ITOCHU Corp.	66,682
1,823	Paltac Corp.	51,813
		118,495
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
2,805	Ellington Financial LLC	44,656
638	Intercontinental Exchange, Inc.	36,449
1,276	KB Financial Group, Inc. ADR *	52,214
2,088	Waddell & Reed Financial, Inc.	40,173
		173,492
Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares		Value
	ELECTRIC - 2.7%
49,314	AusNet Services	$ 61,422
90,552	China Power International Development Ltd.	35,113
16,103	Redes Energeticas Nacionais	44,951
2,964	Spark Energy, Inc.	80,028
		221,514
	ENGINEERING & CONSTRUCTION - 1.6%
12,498	Downer EDI Ltd.	67,552
2,428	Kyowa Exeo Corp.	33,810
1,383	Skanska AB	33,046
		134,408
	ENTERTAINMENT - 0.8%
39,341	Berjaya Sports Toto Bhd	25,873
1,377	International Game Technology PLC	37,179
		63,052
	FOREST PRODUCTS & PAPER - 2.1%
943	Holmen AB	36,605
1,212	International Paper Co.	63,872
3,194	UPM-Kymmene OYJ	76,126
		176,603
	HEALTHCARE - SERVICES - 1.7%
430	Aetna, Inc.	55,367
3,992	NMC Health PLC	86,685
		142,052
	HOME BUILDERS - 0.4%
16,394	Taylor Wimpey PLC	36,721

	INSURANCE - 5.7%
1,386	AXA SA	32,798
1,826	CNP Assurances	33,926
2,657	Genworth MI Canada, Inc.	76,112
968	NN Group NV	30,164
12,895	Old Mutual PLC	34,998
1,457	Power Corporation of Canada	33,992
608	Prudential Financial, Inc.	67,208
1,096	Swiss Life Holding AG	98,278
4,157	UNIQA Insurance Group AG	31,579
119	Zurich Insurance Group AG	32,951
		472,006
	INVESTMENT COMPANIES - 0.8%
2,971	Solar Capital Ltd.	66,164

	IRON/STEEL - 1.8%
505	POSCO ADR	31,325
452	Reliance Steel & Aluminum Co.	38,262
2,049	Steel Dynamics, Inc.	74,993
		144,580
	MACHINERY - DIVERSIFIED - 0.9%
490	Cummins, Inc.	72,760

	MEDIA - 0.7%
109,559	Media Prima Bhd	25,416
54,370	Seven West Media Ltd.	28,635
		54,051
	METAL FABRICATE/HARDWARE - 0.8%
1,571	Timken Co.	69,438

	MINING - 0.6%
1,202	Rio Tinto PLC	49,316

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares		Value
	MISCELLANEOUS MANUFACTURING - 1.9%
1,878	FUJIFILM Holdings Corp.	$ 72,881
647	Siemens AG	84,425
		157,306
	MULTI-NATIONAL - 0.6%
1,672	Banco Latinoamericano de Comercio Exterior SA	47,033

	OFFICE/BUSINESS EQUIPMENT - 1.6%
1,788	Canon, Inc.	52,433
1,035	Neopost SA	31,267
5,243	Xerox Corp.	39,008
		122,708
	OIL & GAS - 4.8%
529	Chevron Corp.	59,513
772	Exxon Mobil Corp.	62,779
2,380	Lukoil ADR	125,843
1,232	Royal Dutch Shell PLC	31,881
16,792	Thai Oil PCL	36,201
3,363	Woodside Petroleum Ltd.	81,034
		397,251
	OIL & GAS SERVICES - 0.7%
67,692	Sinopec Engineering Group Co. Ltd.	61,479

	PHARMACEUTICALS - 4.2%
3,014	GlaxoSmithKline PLC	61,810
663	Johnson & Johnson	81,025
971	Merck & Co, Inc.	63,960
812	Novartis AG ADR	63,474
736	Orion Oyj	36,398
1,176	Pfizer, Inc.	40,125
		346,792
	PRIVATE EQUITY - 0.8%
2,750	Apollo Global Management LLC	62,535

	REAL ESTATE - 0.8%
125,676	Soho China Ltd.	65,085

	REITS - 6.1%
106,920	Champion REIT	61,432
2,072	Chimera Investment Corp.	39,865
3,655	Colony Capital, Inc.	53,655
1,676	Hospitality Properties Trust	53,263
1,987	Host Hotels & Resorts, Inc.	35,746
1,107	Iron Mountain, Inc.	40,239
10,194	MFA Financial, Inc.	81,756
1,083	Omega Healthcare Investors, Inc.	35,349
1,352	Outfront Media, Inc.	35,084
2,909	Starwood Property Trust, Inc.	66,500
		502,889
	RETAIL - 5.0%
2,972	American Eagle Outfitters, Inc.	47,106
1,051	Aoyama Trading Co. Ltd.	39,547
1,968	Best Buy Co., Inc.	86,848
9,189	Harvey Norman Holdings Ltd.	36,385
381	McDonald's Corp.	48,635
3,766	Staples, Inc.	33,856
4,604	Super Retail Group Ltd.	37,345
788	Target Corp.	46,311
525	Wal-Mart de Mexico SAB de CV	37,238
		413,271
	SAVINGS & LOANS - 0.4%
1,893	Banc of California, Inc.	36,819
Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares		Value
	SEMICONDUCTORS - 1.6%
908	Intel Corp.	$ 32,870
428	KLA-Tencor Corp.	38,571
1,858	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	58,471
		129,912
	SOFTWARE - 1.0%
1,292	Microsoft Corp.	82,662

	TELECOMMUNICATIONS - 7.9%
2,064	AT&T, Inc.	86,255
1,128	Chunghwa Telecom Co. Ltd. ADR	37,077
2,380	Cisco Systems, Inc.	81,348
12,587	Frontier Communications Corp.	36,880
5,578	Qwest Corp. *	141,570
23,043	Spark New Zealand Ltd.	59,830
12,049	Telia Co AB	48,537
8,479	Telkom SA SOC Ltd.	44,191
1,375	Verizon Communications, Inc.	68,241
1,679	Vodafone Group PLC ADR	42,665
		646,594
	TOYS/GAMES/HOBBIES - 0.4%
1,302	Mattel, Inc.	33,500

	TRANSPORTATION - 0.4%
967	Oesterreichische Post AG	35,270

	TOTAL COMMON STOCK (Cost - $6,147,191)	6,686,847

	MUTUAL FUND - 1.3%
	ASSET ALLOCATION FUND - 1.3%
5,195	Wells Fargo Utility and Telecommunications Fund (Cost - $100,000)	103,688

	EXCHANGE TRADED FUNDS - 6.9%
	COMMODITY FUND - 1.4%
1,000	SPDR Gold Shares *	119,230

	DEBT FUND - 1.5%
1,000	iShares 20+ Year Treasury Bond ETF	121,740

	EQUITY FUND - 4.0%
14,285	Horizons NASDAQ-100 Covered Call ETF	329,555

	TOTAL EXCHANGE TRADED FUNDS (Cost - $557,387)	570,525

Par Value

	BONDS & NOTES - 0.6%
	COMMERCIAL MBS - 0.2%
$ 4,404	Banc of America Funding 2006-2 Trust, 5.75%, 3/25/36	4,175
1,443	WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 4.75%, 11/25/18	1,462
9,500	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.43%, 9/25/36 ~	5,197
		10,834
	HOME EQUITY - 0.3%
21,505	Countrywide Asset-Backed Certificates, 5.22%, 10/25/17 ~	21,482
6,632	RASC Series 2003-KS4 Trust, 3.87%, 5/25/33 ~	6,710
		28,192
	OTHER ABS - 0.1%
7,713	Equity One Mortgage Pass-Through Trust 2003-4, 5.87%, 10/25/34 ~	7,471

	TOTAL BONDS & NOTES (Cost - $44,742)	46,497

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

Contracts **		Value
	PURCHASED PUT OPTIONS * - 0.2%
320	iShares MSCI EAFE ETF +
	Expiration March 2017, Exercise Price $59.00	$ 5,440
200	iShares MSCI Emerging Markets ETF +
	Expiration March 2017, Exercise Price $37.00	4,800
170	SPDR S&P 500 ETF Trust +
	Expiration March 2017, Exercise Price $225.00	6,290
	TOTAL PURCHASED PUT OPTIONS (Cost - $63,449)	16,530

Shares
	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 7.8%
641,190	Federated Government Obligations Fund, 0.46% (Cost - $641,190) ***	641,190

	TOTAL INVESTMENTS - 98.1% (Cost - $7,553,959) (a)	$ 8,065,277
	WRITTEN OPTIONS - (0.1) % (Premiums - $23,386) (a)	(3,570)
	OTHER ASSETS LESS LIABILITIES - NET - 2.0%	161,635
	NET ASSETS - 100.0%	$ 8,223,342

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $7,486,739 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 796,827
	Unrealized depreciation	(221,859)
	Net unrealized appreciation	$ 574,968

* Non-income producing security.
~ Floating rate or step coupon security - Interest rate shown reflects the rate currently in effect.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
*** Money market fund; interest rate reflects seven-day effective yield on February 28, 2017.
+ All or portion of this security is pledged as collateral for options written. Total value of pledged securities at February 28, 2017 is $16,530.

ABS - Asset Backed Security
ADR - American Depositary Receipt
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts

Contracts **		Value

	WRITTEN PUT OPTIONS * - 0.1%
200	iShares MSCI EAFE ETF
	Expiration March 2017, Exercise Price $56.00	600
100	iShares MSCI Emerging Markets ETF
	Expiration March 2017, Exercise Price $35.00	500
130	SPDR S&P 500 ETF Trust
	Expiration March 2017, Exercise Price $219.00	2,470
	TOTAL WRITTEN PUT OPTIONS (Premiums - $23,386) (a)	3,570

* Non-income producing security.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2017 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,686,847	$ -	$ -	$ 6,686,847
Exchange Traded Funds	570,525	-	-	570,525
Mutual Fund	103,688	-	-	103,688
Bonds & Notes	-	46,497	-	46,497
Purchased Put Options	16,530	-	-	16,530
Short-Term Investment	641,190	-	-	641,190
Total	$ 8,018,780	$ 46,497	$ -	$ 8,065,277

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$ 3,570	$ -	$ -	$ 3,570
Total	$ 3,570	$ -	$ -	$ 3,570

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Valuation of Investment Companies - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”). Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying in such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with an option was purchased moves in a direction favorable to the fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended February 28, 2017, the Fund's unrealized appreciation on written option contracts amount to $19,816 and the depreciation on purchased option contracts subject to equity price risk amount to $46,919.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

The following table summarizes the Fund's written option activity:

		Options Written
		Contracts	Premium
Outstanding at May 31, 2016		(772)	$ (90,754)
Options purchased/written		(2,729)	(302,624)
Options expired		2,227	310,037
Options closed		844	59,955
Outstanding at February 28, 2017		(430)	$ (23,386)

The derivative instruments outstanding as of February 28, 2017 and unrealized gain (loss) on derivative instruments as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 4/20/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 4/20/17

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 4/20/17